Retirement Benefit Schemes - Schedule of Defined Benefit Amounts Recognised in Income Statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Defined Benefit Plans [Line Items]
– current service cost	£ 97	£ 104
– past service cost/(credit), curtailments and settlements	(1)	11
– interest on scheme liabilities	397	310
– interest on scheme assets	(370)	(280)
– interest on unrecognised funded scheme surpluses	2	2	£ 2
Defined benefit schemes	125	147
Defined contribution schemes	87	68
Total amount recognised in the income statement	212	215	101
Pension Schemes
Disclosure Of Defined Benefit Plans [Line Items]
– current service cost	95	104
– past service cost/(credit), curtailments and settlements		11
– interest on scheme liabilities	364	291
– interest on scheme assets	(362)	(276)
– interest on unrecognised funded scheme surpluses	2	2	£ 2
Defined benefit schemes	99	132
Defined contribution schemes	87	68
Total amount recognised in the income statement	186	200
Healthcare Schemes
Disclosure Of Defined Benefit Plans [Line Items]
– current service cost	2
– past service cost/(credit), curtailments and settlements	(1)
– interest on scheme liabilities	33	19
– interest on scheme assets	(8)	(4)
Defined benefit schemes	26	15
Total amount recognised in the income statement	£ 26	£ 15